Reconciliations of Liabilities Arising from Financing Activities - Schedule of Reconciliations of Liabilities Arising from Financing Activities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	$ 746,612	$ 302,375
Addition	194,214	1,159,035
Disposal	132,226	(292,958)
Payment	(230,805)	(435,660)
Interest charges	21,836	32,750
Interest paid	(21,836)	(32,750)
Currency alignment	1,219	13,820
At end of year	579,014	746,612
Bank borrowings [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year		48,175
Addition
Disposal		(38,502)
Payment		(9,673)
Interest charges
Interest paid
Currency alignment
At end of year
Lease liabilities [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	746,612	119,984
Addition	194,214	1,159,035
Disposal	132,226	(120,240)
Payment	(230,805)	(425,987)
Interest charges	21,836	32,750
Interest paid	(21,836)	(32,750)
Currency alignment	1,219	13,820
At end of year	$ 579,014	746,612
Other borrowings [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year		134,216
Addition
Disposal		(134,216)
Payment
Interest charges
Interest paid
Currency alignment
At end of year